Long-term debt - Narrative (Details) - USD ($)					12 Months Ended
	Dec. 04, 2023	Nov. 29, 2023	Nov. 28, 2023	Dec. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2021	Aug. 11, 2020	Jul. 17, 2020	May 20, 2020
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 45,065,000	$ 43,862,000
Interest Rate Swap
Debt Instrument [Line Items]
Fair value					822,000	1,612,000
Unicredit Interest Rate Swap
Debt Instrument [Line Items]
Nominal amount					16,731,000
Deutsche Bank Interest Rate Swap
Debt Instrument [Line Items]
Nominal amount					$ 3,871,000
Capital lease obligations | Minimum
Debt Instrument [Line Items]
Effective rate on debt					1.70%
Term					2 years
Capital lease obligations | Maximum
Debt Instrument [Line Items]
Effective rate on debt					2.70%
Term					5 years
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 42,879,000	41,934,000
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt				$ 20,000,000
Debt issuance costs				$ 300,000
Debt and capital lease obligations					10,763,000	14,683,000
Secured Debt | EDC Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate debt				2.01%
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					6,793,000	8,044,000	$ 8,803,000
Effective rate on debt							1.65%
Secured Debt | Third UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					1,693,000	2,699,000
Effective rate on debt										1.70%
Secured Debt | Fourth UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					8,313,000	11,273,000
Effective rate on debt									1.75%
Secured Debt | 1.70% Deutsche Bank Euro Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					3,867,000	5,235,000
Effective rate on debt								1.70%
Secured Debt | Banca de Credito Cooperativo Loan Agreement | Euribor
Debt Instrument [Line Items]
Basis spread on variable rate debt			1.75%
Debt and capital lease obligations					2,192,000	0
Secured Debt | 1.90% Deutsche Bank Euro Loan | Euribor
Debt Instrument [Line Items]
Basis spread on variable rate debt		1.90%
Debt and capital lease obligations					7,710,000	0
Secured Debt | Rabobank Loan Agreement | Euribor
Debt Instrument [Line Items]
Basis spread on variable rate debt	4.70%
Debt and capital lease obligations					$ 1,548,000	$ 0
Convertible debt | Other bank financing
Debt Instrument [Line Items]
Effective rate on debt					0.55%